Guarantor statements (Audited) (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Income Statement

	€ million	€ million	€ million	€ million	€ million	€ million
Income statement for the year ended 31 December 2019	Unilever Capital Corporation subsidiary issuer	Unilever parent entities (a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover (b)	—	—	—	51,980	—	51,980

Operating profit	—	1,148	1	7,559	—	8,708
Net finance income/(costs)	2	(89)	(492)	(18)	—	(597)
Pensions and similar obligations	—	(2)	(22)	(6)	—	(30)
Other income/(losses)	—	—	—	176	—	176
Net monetary gain arising from hyperinflationary economies	—	—	—	32	—	32

Profit before taxation	2	1,057	(513)	7,743	—	8,289
Taxation	—	(169)	—	(2,094)	—	(2,263)

Net profit before subsidiaries	2	888	(513)	5,649	—	6,026
Equity earnings of subsidiaries	—	4,737	1,193	(7,026)	1,096	—

Net profit	2	5,625	680	(1,377)	1,096	6,026

Attributable to:
Non-controlling interests	—	—	—	401	—	401
Shareholders’ equity	2	5,625	680	(1,778)	1,096	5,625
Other comprehensive income	—	(5)	13	535	—	543

Total comprehensive income	2	5,620	693	(842)	1,096	6,569

(a)
The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	For the purpose of this table, amounts exclude revenue from Group companies.

	€ million	€ million	€ million	€ million	€ million	€ million
Income statement for the year ended 31 December 2018 (b)	Unilever Capital Corporation subsidiary issuer	Unilever parent entities (a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover ( c )	—	—	—	50,982	—	50,982

Operating profit	—	1,987	(4)	10,656	—	12,639
Net finance income/(costs)	—	(105)	(426)	(52)	—	(583)
Pensions and similar obligations	—	(2)	(19)	(4)	—	(25)
Other income/(losses)	—	—	—	207	—	207
Premium paid on buyback of preference shares	—	(382)	—	382	—	—
Net monetary gain arising from hyperinflationary economies	—	—	—	122	—	122

Profit before taxation	—	1,498	(449)	11,311	—	12,360
Taxation	—	(199)	—	(2,373)	—	(2,572)

Net profit before subsidiaries	—	1,299	(449)	8,938	—	9,788
Equity earnings of subsidiaries	—	8,070	1,787	(20,326)	10,469	—

Net profit	—	9,369	1,338	(11,388)	10,469	9,788

Attributable to:
Non-controlling interests	—	—	—	419	—	419
Shareholders’ equity	—	9,369	1,338	(11,807)	10,469	9,369
Other comprehensive income	—	(24)	25	(1,172)	—	(1,171)

Total comprehensive income	—	9,345	1,363	(12,560)	10,469	8,617

	€ million	€ million	€ million	€ million	€ million	€ million
Income statement for the year ended 31 December 2017 (b)	Unilever Capital Corporation subsidiary issuer	Unilever parent entities (a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Turnover ( c )	—	—	—	53,715	—	53,715

Operating profit	—	999	(4)	7,962	—	8,957
Net finance income/(costs)	1	(110)	(379)	(38)	—	(526)
Pensions and similar obligations	—	(2)	(24)	(70)	—	(96)
Other income/(losses)	—	—	—	173	—	173
Premium paid on buyback of preference shares	—	—	—	(382)	—	(382)

Profit before taxation	1	887	(407)	7,645	—	8,126
Taxation	—	(165)	—	(1,505)	—	(1,670)

Net profit before subsidiaries	1	722	(407)	6,140	—	6,456
Equity earnings of subsidiaries	—	5,301	1,716	(10,298)	3,281	—

Net profit	1	6,023	1,309	(4,158)	3,281	6,456

Attributable to:
Non-controlling interests	—	—	—	433	—	433
Shareholders’ equity	1	6,023	1,309	(4,591)	3,281	6,023

Other comprehensive income	—	(75)	(156)	503	—	272

Total comprehensive income	1	5,948	1,153	(3,655)	3,281	6,728

(a)
The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(c)	For the purpose of these tables, amounts exclude revenue from Group companies.

Balance Sheet

	€ million	€ million	€ million	€ million	€ million	€ million
Balance sheet at 31 December 2019	Unilever Capital Corporation subsidiary issuer	Unilever parent entities (a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Assets
Non-current assets
Goodwill and intangible assets	—	3,141	—	27,888	—	31,029
Deferred tax assets	—	—	—	1,336	—	1,336
Other non-current assets	—	2	1	16,008	—	16,011
Amounts due from group companies	15,335	10,602	—	—	(25,937)	—
Net assets of subsidiaries (equity accounted)	—	21,193	24,514	—	(45,707)	—

	15,335	34,938	24,515	45,232	(71,644)	48,376

Current assets
Amounts due from group companies	—	15,257	822	28,799	(44,878)	—
Trade and other current receivables	—	153	7	6,535	—	6,695
Current tax assets	—	18	—	379	—	397
Other current assets	81	—	—	9,257	—	9,338

	81	15,428	829	44,970	(44,878)	16,430

Total assets	15,416	50,366	25,344	90,202	(116,522)	64,806

Liabilities
Current liabilities
Financial liabilities	2,435	1,049	—	1,207	—	4,691
Amounts due to group companies	2,775	24,469	1,555	16,079	(44,878)	—
Trade payables and other current liabilities	89	356	16	14,307	—	14,768
Current tax liabilities	—	—	9	889	—	898
Other current liabilities	—	—	5	616	—	621

	5,299	25,874	1,585	33,098	(44,878)	20,978

Non-current liabilities
Financial liabilities	9,789	11,009	—	2,768	—	23,566
Amounts due to group companies	—	—	11,325	14,612	(25,937)	—
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	—	2	127	1,028	—	1,157
Unfunded schemes	—	83	376	1,002	—	1,461
Other non-current liabilities	—	325	6	3,427	—	3,758

	9,789	11,419	11,834	22,837	(25,937)	29,942

Total liabilities	15,088	37,293	13,419	55,935	(70,815)	50,920

Shareholders’ equity	328	13,073	11,925	33,573	(45,707)	13,192

Non-controlling interests	—	—	—	694	—	694

Total equity	328	13,073	11,925	34,267	(45,707)	13,886

Total liabilities and equity	15,416	50,366	25,344	90,202	(116,522)	64,806

(a)
The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

	€ million	€ million	€ million	€ million	€ million	€ million
Balance sheet at 31 December 2018 (b)	Unilever Capital Corporation subsidiary issuer	Unilever parent entities(a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Assets
Non-current assets
Goodwill and intangible assets	—	3,058	—	26,435	—	29,493
Deferred tax assets	—	—	13	1,139	—	1,152
Other non-current assets	—	43	2	14,943	—	14,988
Amounts due from group companies	17,211	10,379	—	—	(27,590)	—
Net assets of subsidiaries (equity accounted)	—	22,125	22,427	—	(44,552)	—

	17,211	35,605	22,442	42,517	(72,142)	45,633

Current assets
Amounts due from group companies	—	11,883	5,413	33,032	(50,328)	—
Trade and other current receivables	—	156	4	6,322	—	6,482
Current tax assets	—	15	—	457	—	472
Other current assets	6	7	—	8,511	—	8,524

	6	12,061	5,417	48,322	(50,328)	15,478

Total assets	17,217	47,666	27,859	90,839	(122,470)	61,111

Liabilities
Current liabilities
Financial liabilities	2,381	35	2	1,195	—	3,613
Amounts due to group companies	4,895	25,010	3,127	17,296	(50,328)	—
Trade payables and other current liabilities	96	327	15	14,019	—	14,457
Current tax liabilities	—	—	72	1,373	—	1,445
Other current liabilities	—	2	—	633	—	635

	7,372	25,374	3,216	34,516	(50,328)	20,150

Non-current liabilities
Financial liabilities	9,525	10,787	—	2,813	—	23,125
Amounts due to group companies	—	—	13,290	14,300	(27,590)	—
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	—	7	136	1,066	—	1,209
Unfunded schemes	—	87	388	918	—	1,393
Other non-current liabilities	—	141	1	2,975	—	3,117

	9,525	11,022	13,815	22,072	(27,590)	28,844

Total liabilities	16,897	36,396	17,031	56,588	(77,918)	48,994

Shareholders’ equity	320	11,270	10,828	33,531	(44,552)	11,397

Non-controlling interests	—	—	—	720	—	720

Total equity	320	11,270	10,828	34,251	(44,552)	12,117

Total liabilities and equity	17,217	47,666	27,859	90,839	(122,470)	61,111

(a)
The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

	€ million	€ million	€ million	€ million	€ million	€ million
Balance sheet at 1 January 2018 (b)	Unilever Capital Corporation subsidiary issuer	Unilever parent entities(a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Assets
Non-current assets
Goodwill and intangible assets	—	2,143	—	26,258	—	28,401
Deferred tax assets	—	90	57	971	—	1,118
Other non-current assets	—	33	2	15,524	—	15,559
Amounts due from group companies	17,132	7,099	—	—	(24,231)	—
Net assets of subsidiaries (equity accounted)	—	35,744	21,532	—	(57,276)	—

	17,132	45,109	21,591	42,753	(81,507)	45,078

Current assets
Amounts due from group companies	—	6,119	5,318	32,445	(43,882)	—
Trade and other current receivables	—	51	3	5,165	—	5,219
Current tax assets	—	57	9	422	—	488
Other current assets	—	39	—	11,234	—	11,273

	—	6,266	5,330	49,266	(43,882)	16,980

Total assets	17,132	51,375	26,921	92,019	(125,389)	62,058

Liabilities
Current liabilities
Financial liabilities	2,420	4,690	1	1,267	—	8,378
Amounts due to group companies	6,964	25,457	24	11,437	(43,882)	—
Trade payables and other current liabilities	65	215	11	13,135	—	13,426
Current tax liabilities	—	—	—	1,088	—	1,088
Other current liabilities	—	5	—	690	—	695

	9,449	30,367	36	27,617	(43,882)	23,587

Non-current liabilities
Financial liabilities	7,377	7,594	—	3,068	—	18,039
Amounts due to group companies	—	—	14,517	9,714	(24,231)	—
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	—	8	103	1,114	—	1,225
Unfunded schemes	—	93	439	977	—	1,509
Other non-current liabilities	—	5	1	3,494	—	3,500

	7,377	7,700	15,060	18,367	(24,231)	24,273

Total liabilities	16,826	38,067	15,096	45,984	(68,113)	47,860

Shareholders’ equity	306	13,308	11,825	45,277	(57,276)	13,440

Non-controlling interests	—	—	—	758	—	758

Total equity	306	13,308	11,825	46,035	(57,276)	14,198

Total liabilities and equity	17,132	51,375	26,921	92,019	(125,389)	62,058

(a)
The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Cash Flow

	€ million	€ million	€ million	€ million	€ million	€ million
Cash flow statement for the year ended 31 December 2019	Unilever Capital Corporation subsidiary issuer	Unilever parent entities (a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from/(used in) operating activities	1	1,127	(21)	7,002	—	8,109

Net cash flow from/(used in) investing activities	2,681	(1,887)	4,378	(4,720)	(2,689)	(2,237)

Net cash flow from/(used in) financing activities	(2,613)	768	(4,357)	(1,154)	2,689	(4,667)

Net increase/(decrease) in cash and cash equivalents	69	8	—	1,128	—	1,205
Cash and cash equivalents at beginning of year	6	7	(1)	3,078	—	3,090
Effect of foreign exchange rates	5	(15)	—	(169)	—	(179)

Cash and cash equivalents at end of year	80	—	(1)	4,037	—	4,116

	€ million	€ million	€ million	€ million	€ million	€ million
Cash flow statement for the year ended 31 December 2018 (b)	Unilever Capital Corporation subsidiary issuer	Unilever parent entities (a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from/(used in) operating activities	—	952	(6)	6,372	—	7,318

Net cash flow from/(used in) investing activities	1,088	1,196	(63)	4,619	(2,196)	4,644

Net cash flow from/(used in) financing activities	(1,097)	(2,190)	69	(11,091)	2,196	(12,113)

Net increase/(decrease) in cash and cash equivalents	(9)	(42)	—	(100)	—	(151)
Cash and cash equivalents at beginning of year	—	23	(1)	3,147	—	3,169
Effect of foreign exchange rates	15	26	—	31	—	72

Cash and cash equivalents at end of year	6	7	(1)	3,078	—	3,090

	€ million	€ million	€ million	€ million	€ million	€ million
Cash flow statement for the year ended 31 December 2017 (b)	Unilever Capital Corporation subsidiary issuer	Unilever parent entities (a)	Unilever United States Inc. subsidiary guarantor	Non- guarantor subsidiaries	Eliminations	Unilever Group
Net cash flow from/(used in) operating activities	—	948	(40)	6,971	—	7,879

Net cash flow from/(used in) investing activities	(3,884)	(7,123)	(1,062)	5,136	1,054	(5,879)

Net cash flow from/(used in) financing activities	3,873	6,254	1,103	(12,196)	(1,054)	(2,020)

Net increase/(decrease) in cash and cash equivalents	(11)	79	1	(89)	—	(20)
Cash and cash equivalents at beginning of year	—	5	(2)	3,195	—	3,198
Effect of foreign exchange rates	11	(61)	—	41	—	(9)

Cash and cash equivalents at end of year	—	23	(1)	3,147	—	3,169

(a)
The term ‘Unilever parent entities’ includes Unilever N.V. and Unilever PLC. Though Unilever N.V. and Unilever PLC are separate legal entities, with different shareholder constituencies and separate stock exchange listings, they operate as nearly as practicable as a single economic entity. Debt securities issued by entities in the Unilever Group are fully and unconditionally guaranteed by both Unilever N.V. and Unilever PLC.

(b)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.